FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
May 31, 2020
Disclosure of detailed information about financial instruments [Abstract]
Schedule of classification of financial instruments
	May 31	May 31
	2020	2019
Financial assets
Amortized cost:
Cash	$4,695,653	$4,603,062
Other receivables	51,099	—
Fair value through profit or loss:
Royalty and stream receivables	—	129,960
Marketable securities	36,000	—
	$4,782,752	$4,733,022

Financial liabilities
Amortized cost:
Accounts payable and accrued liabilities	$1,635,627	$1,126,982
Loans payable	4,595,440	2,798,975
	$6,231,067	$3,925,957